Related Party Transactions (Details) - Schedule of Major Transactions with Related Parties - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Repayment of advances from related parties
Total		$ 1,485
Mr. Guo Yupeng [Member]
Advances from related parties
Total		290
Mr. Zhao Jishuang [Member]
Advances from related parties
Total		1,469
Repayment of advances from related parties
Total		1,485
Met Chain Co., Limited [Member]
Advances from related parties
Total		2,042
Related Party [Member]
Advances from related parties
Total		$ 3,801